SCHEDULE OF SHARE CAPITAL (Details) (Parenthetical)	Jun. 30, 2024 $ / shares	Jun. 30, 2024 € / shares	Feb. 20, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 € / shares
IfrsStatementLineItems [Line Items]
Ordinary shares | € / shares		€ 1			€ 1
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	$ 0.165		$ 18	$ 0.0022
Preference shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	$ 0.0001			$ 0.0001